Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 29,056
2017	27,152
2018	22,317
2019	7,734
2020	19,429
Amortized cost	$ 105,688	$ 109,401